Redeemable Convertible Preferred Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Temporary Equity Disclosure [Abstract]
Redeemable Convertible Preferred Stock Issued and Outstanding
The Company has the following redeemable convertible preferred stock issued and outstanding at December 31, 2018:

	December 31, 2018
	Shares Authorized	Shares Issued and Outstanding	Per share Preference	Preferential Liquidation Value (in thousands)	Carrying Value (in thousands)
Series
Series A	1,629,629	1,629,626	$2.70	$4,400	$4,369
Series A-1	1,111,111	1,111,109	$3.38	3,755	3,723
Series B	6,264,470	6,264,463	$6.11	38,276	38,014
Series C	15,064,405	12,227,992	$6.11	74,713	59,129
	24,069,615	21,233,190		$121,144	$105,235
The Company has the following redeemable convertible preferred stock issued and outstanding at March 31, 2019:

	March 31, 2019
	Shares Authorized	Shares Issued and Outstanding	Per share Preference	Preferential Liquidation Value (in thousands)	Carrying Value (in thousands)
Series
Series A	1,629,629	1,629,626	$2.70	$4,400	$4,369
Series A-1	1,111,111	1,111,109	$3.38	3,755	3,723
Series B	6,264,470	6,264,463	$6.11	38,276	38,014
Series C	15,064,405	12,232,907	$6.11	74,743	59,159
	24,069,615	21,238,105		$121,174	$105,265

The Company has the following redeemable convertible preferred stock issued and outstanding at December 31, 2017 and 2018:

	December 31, 2017 and 2018
	Shares Authorized	Shares Issued and Outstanding	Per share Preference	Preferential Liquidation Value (in thousands)	Carrying Value (in thousands)
Series
Series A	1,629,629	1,629,626	$2.70	$4,400	$4,369
Series A-1	1,111,111	1,111,109	$3.38	3,755	3,723
Series B	6,264,470	6,264,463	$6.11	38,276	38,014
Series C	15,064,405	12,227,992	$6.11	74,713	59,129
	24,069,615	21,233,190		$121,144	$105,235